Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Details
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 1	$ (253)	$ 22	$ 212	$ 1,761	$ 956	$ 1,176
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	(9)	(32)	61	(61)	(82)	(35)	(102)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Percent	(300.00%)	4.40%	98.40%	(10.00%)	(1.60%)	(1.30%)	(3.00%)
Total Income Tax Expense (Benefit)	$ (8)	$ (285)	$ 83	$ 151	$ 1,679	$ 921	$ 1,074
Effective Income Tax Rate Reconciliation, Percent	(265.00%)	39.40%	133.40%	25.00%	33.40%	33.70%	32.00%